UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07359

                       HYPERION STRATEGIC BOND FUND, INC.
               (Exact name of registrant as specified in charter)

                   ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                          NEW YORK, NEW YORK 10006-1404
               (Address of principal executive offices) (Zip code)

                           CLIFFORD E. LAI, PRESIDENT
                       HYPERION STRATEGIC BOND FUND, INC.
                   ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                         NEW YORK, NEW YORK, 10006-1404
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    1 (800) Hyperion


Date of fiscal year end: July 31



Date of reporting period:  January 31, 2004

Item 1. Reports to Shareholders.
[GRAPHIC OMITTED]

--------------------------------------------------------------------------------------------------------

HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments - (Unaudited)                                               Principal
January 31, 2004                                       Interest                       Amount          Value
                                                         Rate        Maturity         (000s)        (Note 2)
--------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - 25.9%
    AQ Finance NIM Trust
      Series 2003-N11A, Class Note*................       7.14%     10/25/33     $     2,036  @  $   2,035,984
 Series 2003-N3A, Class Note*......................       9.05      03/25/33             920           923,087
                                                                                                     ----------
                                                                                                      2,959,071
                                                                                                     ----------
    Argent NIM Trust
     Series 2003-N6, Class A*.....................        6.40      03/25/34           2,324         2,318,667
    Asset Backed Funding Corp. NIM Trust
       Series 2003-WF1, Class N1*...................      8.35      12/28/32             973           972,529
    Asset Backed Securities Corp. NIMS Trust
      Series 2003-HE5, Class A*....................       7.00     08/17/33            2,910  @      2,844,101
      Series 2003-HE7, Class A*....................       7.00     12/15/33            2,992  @      2,939,260
                                                                                                     ----------
                                                                                                     5,783,361
                                                                                                     ----------
Cayman Asset Backed Securities Corp. NIMS Trust
 Series 2003-HE6, Class A1*........................       6.75     11/27/33           2,980  @       2,935,209
CDC Mortgage Capital Trust
 Series 2003-HE1N, Class Note* ....................      10.00     08/25/33           1,177          1,189,051
Green Tree Financial Corp.
 Series 1998-04, Class M1 .........................       6.83     03/01/28           2,000            940,000
 Series 1998-03, Class M1 .........................       6.86     03/01/30           2,000          1,000,000
                                                                                                     ----------
                                                                                                     1,940,000
                                                                                                     ----------
Long Beach Asset Holdings Corp.
Series 2003-3, Class N1* .........................       7.26      07/25/33           1,556          1,555,865
Series 2003-2, Class N1* .........................       7.63      06/25/33           1,138          1,138,383
                                                                                                     ----------
                                                                                                     2,694,248
                                                                                                     ----------
Option One Mortgage Securities Corp.
Series 2003-2B, Class N1* ........................       7.63      04/26/33             664           664,191
Renaissance NIM Trust
Series 2003-D, Class Note* .......................       6.66      03/26/34           1,469          1,469,426
Series 2003-B, Class Note* .......................       7.39      08/25/33           1,285          1,285,089
                                                                                                     ----------
                                                                                                     2,754,515
                                                                                                     ----------
Sail Net Interest Margin Notes
Series 2003-5, Class A* ..........................       7.35      06/27/33           1,576          1,573,600
Series 2003-3, Class A* ..........................       7.75      04/27/33           1,440          1,431,084
                                                                                                     ----------
                                                                                                     3,004,684
                                                                                                     ----------
Total Asset-Backed Securities
(Cost - $27,336,570) ............................                                                   27,215,526
                                                                                                    ----------
---------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 65.8%
 Bear Stearns Commercial Mortgage Securities
 Series 1999-C1, Class J* .........................       5.64      02/14/31           2,390           104,922
 Series 1999-C1, Class K* .........................       5.64      02/14/31           1,767                 0
                                                                                                     ----------
                                                                                                        104,922
                                                                                                     ----------
 Chase Commercial Mortgage Securities Corp.
 Series 2000-2, Class G* ..........................       6.65      07/15/32           3,756          3,454,141
 Series 2000-2, Class J* ..........................       6.65      07/15/32           7,387          4,719,856
                                                                                                     ----------
                                                                                                      8,173,997
                                                                                                     ----------

--------------
See notes to financial statements.

-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments - (Unaudited)                                               Principal
January 31, 2004                                       Interest                       Amount          Value
                                                         Rate        Maturity         (000s)        (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------

    Commercial Mortgage Acceptance Corp.
       Series 1998-C2, Class F* ....................       5.44+%     09/15/30    $     5,000  @  $   4,492,445
    Credit Suisse First Boston Mortgage Securities Corp.
       Series 2003-C3, Class J* ....................       4.23       05/01/38          1,200           932,406
    First Union National Bank Commercial Mortgage
       Series 2001-C2, Class K* ....................       6.46       01/12/43          1,499         1,434,023
    Heller Financial Commercial Mortgage Asset
       Series 2000-PH1, Class G* ...................       6.75       01/17/34          2,925         2,829,391
    JP Morgan Commercial Mortgage Finance Corp.
       Series 1999-C7, Class F* ....................       6.00       10/15/35          6,000  @      5,643,642
    LB-UBS Commercial Mortgage Trust
       Series 2002-C2, Class V** ...................       0.00       07/15/32              0                 0
       Series 2002-C2, Class Q* ....................       5.68       07/15/35          5,675         3,646,553
       Series 2002-C2, Class S* ....................       5.68       07/15/35          2,270           759,154
       Series 2002-C2, Class T* ....................       5.68       07/15/35          2,270           714,729
       Series 2002-C2, Class U* ....................       5.68       07/15/35          9,079         2,710,978
       Series 2001-C7, Class J* ....................       5.87       12/01/31          3,662         3,313,072
       Series 2001-C7, Class L* ....................       5.87       12/01/31          3,299         2,567,546
                                                                                                     ----------
                                                                                                     13,712,032
                                                                                                     ----------
 Morgan Stanley Cap I Inc.
  Series 1999-FNV1, Class G* .......................       6.12       03/15/31          9,100         8,543,826
  Series 1998-WF1, Class F* ........................       7.30       03/15/30          5,000  @      5,234,400
                                                                                                     ----------
                                                                                                     13,778,226
                                                                                                     ----------
 Mortgage Capital Funding, Inc.
  Series 1996-MC1, Class G* ........................       7.15       06/15/06          2,900         3,122,604
 Nationslink Funding Corp.
  Series 1998-2, Class F* ..........................       7.11       08/20/30          5,625  @      5,526,987
 PNC Mortgage Acceptance Corp.
  Series 2001-C1, Class H* .........................       5.91       03/12/34          1,875         1,707,870
 Salomon Brothers Mortgage Securities VII Inc.
  Series 1999-C1, Class H ..........................       7.00+      05/18/32          6,700         5,849,535
 Wachovia Bank Commercial Mortgage Trust
  Series 2003-C3, Class J* .........................       4.98       02/15/35          2,045         1,678,528
                                                                                                     ----------
Total Commercial Mortgage Backed Securities
    (Cost - $64,023,361) ...........................                                                 68,986,608
                                                                                                     ----------
-----------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 12.8% Subordinated
collateralized Mortgage Obligations - 12.8% ?Citicorp Mortgage Securities, Inc.
  Series 2003-4, Class B4 ..........................       5.00       03/25/18            329           298,282
  Series 2003-4, Class B5 ..........................       5.00       03/25/18            165           130,294
  Series 2003-4, Class B6 ..........................       5.00       03/25/18            330           105,194
  Series 2003-5, Class B4 ..........................      5.34 +      04/25/33            543           463,526
  Series 2003-5, Class B5 ..........................      5.34 +      04/25/33            363           227,388
  Series 2003-5, Class B6 ..........................      5.34 +      04/25/33            544           148,352
  Series 2002-11, Class B4* ........................      5.83 +      11/25/32          1,027           933,103
  Series 2002-11, Class B5 .........................      5.83 +      11/25/32            514           375,117
  Series 2002-11, Class B6* ........................      5.83 +      11/25/32            771           347,071
                                                                                                     ----------
                                                                                                     3,028,327
                                                                                                     ----------

--------------
See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Portfolio of Investments - (Unaudited)                                                  Principal
January 31, 2004                                              Interest                   Amount         Value
                                                                Rate        Maturity     (000s)       (Note 2)
-----------------------------------------------------------------------------------------------------------------------------------
G3 Mortgage Reinsurance Ltd.
    Series 1, Class EH* ......................................  21.10 +%     05/25/08     $ 2,573   $ 2,791,547
Residential Finance Limited Partnership
    Series 2002-A, Class B7 ..................................   6.81 +      10/10/34       3,454     3,533,557
Resix Financial Ltd.
    Series 2003-D, Class B7*                                     6.86 +      12/10/35       2,996     3,109,800

Washington Mutual
    Series 2003-S3, Class CB5 ................................   5.40 +      06/25/33       1,187       675,623
    Series 2003-S3, Class CB6 ................................   5.40 +      06/25/33       1,187       296,873
                                                                                                      ---------
                                                                                                        972,496
                                                                                                      ---------
Total Subordinated collateralized Mortgage Obligations
           (Cost - $13,086,489) ..............................                                       13,435,727
                                                                                                    -----------
Total Non-Agency Residential Mortgage Backed Securities
           (Cost - $13,086,489) ..............................                                       13,435,727
                                                                                                    -----------

-----------------------------------------------------------------------------------------------------------------------------------

INTEREST ONLY SECURITIES - 0.0%
    Credit Suisse First Boston Mortgage Securities Corp.
       Series 2003-C3, Class AX*(a)
           (Cost - $1,952) ...................................   0.11 +      05/01/38          51         2,037
                                                                                                   ------------

-----------------------------------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 15.4%
Short Term Investments - 15.4%
     Federal Home Loan Bank Discount Note(b) .................   0.98        02/17/04      11,200    11,195,271
     Federal National Mortgage Association Discount Note(b)      1.00        02/04/04       5,000     4,999,608
                                                                                                    -----------
Total Short Term Investments
           (Cost - $16,194,879) ..............................                                       16,194,879
                                                                                                    -----------
Total Short Term Investments
(Cost - $16,194,879) .........................................                                       16,194,879
                                                                                                    ===========

-----------------------------------------------------------------------------------------------------------------------------------

Total Investments 119.9%
           (Cost - $120,643,251) .............................                                      125,834,777
Liabilities in Excess of Other Assets - (19.9)% ..............                                      (20,858,723)
                                                                                                    ------------
NET ASSETS - 100.0% ..........................................                                    $ 104,976,054
                                                                                                    ============

-----------------------------------------------------------------------------------------------------------------------------------

----------
* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only resold in transactions exempt from registration, normally to qualified institutional buyers.
** Acquired in connection with purchase of LB-UBS Commercial Mortgage Trust Series 2002-C2 Classes Q, S, T, and U.
+     Variable Rate Security -- Interest Rate is in effect as of
      January 31, 2004.
@ Portion or entire principal amount delivered as collateral for reverse repurchase agreements (Note 5).
(a) Interest rate and principal amount are based on the notional amount of the underlying mortgage pools.
(b)   Zero Coupon Notes -- Interest rate represents current yield to maturity.

----------
See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Statement of Assets and Liabilities - (Unaudited)
January 31, 2004

-----------------------------------------------------------------------------------------------------------------------------------

Assets:
    Investments, at value (cost $120,643,251) (Note 2)........................................   $  125,834,777
    Cash......................................................................................          765,189
    Interest receivable.......................................................................          873,408
    Net unrealized appreciation on swap contract (Note 2).....................................          653,052
    Principle paydowns receivable.............................................................          481,258
                                                                                                   ------------
       Total assets...........................................................................      128,607,684
                                                                                                   ------------

Liabilities:
    Reverse repurchase agreements (Note 5)....................................................       23,426,000
    Interest payable for reverse repurchase agreements (Note 5)...............................           25,534
    Administration fee payable................................................................           82,339
    Investment advisory fee payable...........................................................           64,470
    Other accrued expenses....................................................................           33,287
                                                                                                   ------------
       Total liabilities......................................................................       23,631,630
                                                                                                   ------------
Net Assets (equivalent to $7.29 per share based on 14,405,509 shares issued and outstanding)..   $  104,976,054
                                                                                                   ============


Composition of Net Assets:
    Capital stock, at par ($.001) (Note 6)....................................................   $       14,403
    Additional paid-in capital (Note 6).......................................................       93,100,889
    Accumulated undistibuted net investment income............................................        5,858,057
    Accumulated net realized gain.............................................................          158,127
    Net unrealized appreciation...............................................................        5,844,578
                                                                                                   ------------
Net assets applicable to capital stock outstanding............................................   $  104,976,054
                                                                                                   ============

----------
See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Statement of Operations - (Unaudited)
For the Six Months Ended January 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

Investment Income (Note 2):
 Interest.................................................................................      $  6,515,792
                                                                                                  ----------
Expenses:.................................................................................
 Investment advisory fees (Note 3)........................................................           254,734
 Administration fees (Note 3).............................................................            76,420
 Custodian................................................................................            23,188
 Legal fees...............................................................................            23,002
 Audit and tax service fees...............................................................            14,941
 Insurance expense........................................................................             9,675
 Directors' fees..........................................................................             5,115
 Other expenses...........................................................................            10,927
                                                                                                  ----------
  Total operating expenses................................................................           418,002
  Interest expense on reverse repurchase agreements (Note 5)..............................           275,634
                                                                                                  ----------
  Total expenses..........................................................................           693,636
  Less expenses waived by the investment adviser (Note 3).................................           (35,901)
                                                                                                  ----------
  Net expenses............................................................................           657,735
                                                                                                  ----------
 Net investment income....................................................................         5,858,057
                                                                                                  ----------
Realized and Unrealized Gains on Investments (Note 2):
Net realized gain (loss) on:..............................................................
 Investment transactions..................................................................           312,936
 Swap contracts...........................................................................          (154,809)
                                                                                                  ----------
Net realized gain on investment transactions and swap contracts...........................           158,127
                                                                                                  ----------
Net change in unrealized appreciation/depreciation on:
 Investments..............................................................................         1,180,113
 Swap contracts...........................................................................          (758,770)
                                                                                                  ----------
Net change in unrealized appreciation/depreciation on investments and swap contracts......           421,343
                                                                                                  ----------
Net realized and unrealized gains on investments..........................................           579,470
                                                                                                  ----------
Net increase in net assets resulting from operations......................................      $  6,437,527
                                                                                                 ===========

----------
See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Statement of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             For the Six
                                                                            Months Ended        For the Year
                                                                          January 31, 2004          Ended
                                                                             (Unaudited)      July 31, 2003 (a)
                                                                          ----------------     ----------------

Increase in Net Assets Resulting from Operations:
 Net investment income................................................    $   5,858,057        $  10,906,572
 Net realized gain on investments and swap contracts..................          158,127            6,680,900
 Net change in unrealized appreciation/depreciation on investments and swap
    contracts.........................................................          421,343           (2,820,321)
                                                                           ------------          ------------
 Net increase in net assets resulting from operations.................        6,437,527           14,767,151
                                                                           ------------          ------------
Dividends to Shareholders (Note 2)
 Net investment income................................................               --          (19,841,413)
 Net realized gains...................................................               --          (13,194,582)
 Returns of capital...................................................               --          (43,491,109)
                                                                           ------------          ------------
  Total dividends.....................................................               --          (76,527,104)
                                                                           ------------          ------------
Capital Stock Transactions (Note 6)
 Issued to shareholders in reinvestment of distributions (142,832 shares)            --             1,376,150
                                                                           ------------          ------------
 Net increase from capital shares transactions........................               --            1,376,150
                                                                           ------------          ------------
  Total increase (decrease) in net assets.............................        6,437,527          (60,383,803)
                                                                           ------------          ------------
Net Assets:
 Beginning of period..................................................       98,538,527          158,922,330
                                                                           ------------          ------------
 End of period (including undistributed net investment income of $5,858,057
    and $0, respectively).............................................    $ 104,976,054        $  98,538,527
                                                                          =============        =============

--------------------

(a) Certain amounts have been reclassified to conform to current year presentation. See Note 2 - Swap Agreements.







--------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Statement of Cash Flows - (Unaudited)
For the Six Months Ended January 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
 Interest received (including net accretion of $782,805)......................................  $  5,582,820
 Interest expense paid........................................................................      (282,281)
 Operating expenses paid......................................................................      (738,058)
 Sales of short-term portfolio investments, net...............................................   (14,695,041)
 Purchases of long-term portfolio investments.................................................   (21,318,053)
 Proceeds from disposition of long-term portfolio investments and principal paydowns..........    36,093,675
                                                                                                  ----------
 Net cash provided by operating activities....................................................     4,643,062
                                                                                                  ----------
Cash flows provided by (used for) financing activities:.......................................
 Net cash used for reverse repurchase agreements..............................................    (3,917,000)
                                                                                                  ----------
 Net cash used for financing activities.......................................................    (3,917,000)
                                                                                                  ----------
Net increase in cash..........................................................................       726,062
Cash at beginning of period...................................................................        39,127
                                                                                                  ----------
Cash at end of period.........................................................................  $    765,189
                                                                                                 ===========

Reconciliation of Net Increase in Net Assets Resulting from Operations to Net
Cash Provided by Operating Activities:

Net increase in net assets resulting from operations..........................................   $ 6,437,527
                                                                                                  ----------
 Increase in investments, at cost.............................................................      (477,308)
 Increase in net unrealized appreciation/depreciation on investments and swaps................      (421,343)
 Increase in interest receivable..............................................................       (72,608)
 Increase in other assets.....................................................................      (450,927)
 Increase in payables and other liabilities...................................................      (372,279)
                                                                                                  ----------
  Total adjustments...........................................................................    (1,794,465)
                                                                                                  ----------
Net cash provided by operating activities.....................................................   $ 4,643,062
                                                                                                 ===========






--------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Financial Highlights
-----------------------------------------------------------------------------------------------------------------------------------

                                              For the Six
                                             Months Ended
                                              January 31,                   For the Year Ended                      For the Period
                                                 2004*         ------------------------------------------------         Ended
                                              (Unaudited)      July 31, 2003*    July 31, 2002    July 31, 2001     July 31, 2000
                                               ----------       ----------        ----------        ----------        ----------
Per Share Operating Performance:
Net asset value, beginning of period...       $     6.84    $   11.14    $   10.64    $   10.18   $    10.00
                                              ----------   ----------   ----------   ----------   ----------
Net investment income..................             0.26         0.76         0.91         0.72         2.83
Net realized and unrealized gains on
investments and swap agreements........             0.19         0.28         0.63         0.69         0.03
                                              ----------   ----------   ----------   ----------   ----------
Net increase in net asset value
resulting from operations..............             0.45         1.04         1.54         1.41         2.86
                                              ----------   ----------   ----------   ----------   ----------
Dividends from net investment income...               --        (1.39)       (0.87)       (0.82)       (2.68)
Dividends from net realized gains......               --        (0.92)       (0.17)       (0.13)         --
Dividends from returns of capital......               --        (3.03)          --           --          --
                                              ----------    ----------  ----------    ----------  ----------
Total dividends........................               --        (5.34)       (1.04)       (0.95)       (2.68)
                                              ----------    ----------  ----------    ----------  ----------
Net asset value, end of period.........       $     7.29    $    6.84    $   11.14    $   10.64   $    10.18
                                             ===========  ===========  ===========  ===========  ===========
Total Investment Return.....................      6.58%(1)      8.98%       15.07%       14.22%        3.95%(1)
Ratios to Average Net Assets/
Supplemental Data:
Net assets, end of period ($000s)......       $  104,976    $  98,539    $ 158,922    $ 110,770   $   50,254
Operating expenses..........................      0.82%(2)      0.77%        0.81%        0.88%        0.79%(2)
Interest expense............................      0.54%(2)      0.05%           --           --              --
Total expenses..............................      1.36%(2)      0.82%        0.81%        0.88%        0.79%(2)
Total expenses including fee waiver
and excluding interest expense..............      0.75%(2)      0.75%        0.75%        0.75%        0.69%(2)
Net investment income.......................     11.47%(2)      7.75%        9.08%        7.84%        5.94%(2)
Portfolio turnover rate.....................        17%(1)        83%         113%          41%          26%(1)
--------------------

(1)    Not Annualized
(2)    Annualized
* As a result of recent changes in generally accepted accounting principles, the Trust has reclassified periodic payments made under interest rate swap agreements, previously included within net investment income, to components of realized and unrealized gain
       (loss) in the statement of operations. The effect of this reclassification was to reduce the interest expense and total expense ratios and increase the net investment income ratio by 0.40% and increase net investment income per share by $0.03 and decrease net realized and unrealized gains (losses) on investments, and swap contracts per share by $0.03 for the six months ended January 31, 2004. For consistency, similar reclassifications have been made to prior year amounts, resulting in a reduction to the interest expense and total expense ratios and an increase to the net investment income ratio of 0.02% and an increase to net investment income per share of less than $0.005 and a decrease net realized and unrealized gains (losses) on investments swap contracts per share by less than $0.005 for the fiscal year ended July 31, 2003.





--------------------

See notes to financial statements.

-------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Notes to Financial Statements - (Unaudited)
January 31, 2004
-------------------------------------------------------------------------------


1. The Fund

The Hyperion Strategic Bond Fund, Inc. (the "Fund") (formerly "Hyperion High-Yield CMBS Fund, Inc.") was incorporated under the laws of the State of Maryland on September 12, 1995 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified closed-end management investment company. The Fund has an agreement with its majority shareholder to liquidate the Fund by December 31, 2004, unless the majority shareholder agrees to continue its investment in the Fund.

The Fund's investment objective is to provide a high total return by investing in securities backed by real estate mortgages. No assurance can be given that the Fund's investment objective will be achieved.

2. Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Securities held by the Fund are valued based upon the current bid price where market quotations are readily available. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures approved by the Fund's Board of Directors. As a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some of the general factors that are considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage-backed securities can be significantly affected by changes in interest rates or in the financial conditions of an issuer or market.

Securities Transactions: Securities transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost basis.

Interest Income: Interest income recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized using the effective yield to maturity method. Any paydown on mortgage-backed securities are treated as interest income.

Income Taxes: The Fund intends to qualify and meet the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

During the year ended July 31, 2003, the Fund distributed all of its net investment income and net realized gains as computed on a tax basis. During the six months ended January 31, 2004, the Fund has not made any distributions.

Distributions to Shareholders: Distributions from net investment income and net realized capital gains (including net short term capital gains), if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatment of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the fund as a whole.

Repurchase Agreements: The Fund regularly invests in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed date. The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Hyperion Capital Management, Inc. (the "Adviser") is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Swap agreements: The Fund may enter into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net cash payments on interest rate swap agreements are included as part of realized gain/loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates. See Note 7 for a summary of all open swap agreements as of January 31, 2004.

As a result of a recent FASB Emerging Issues Task Force consensus and subsequent related SEC staff guidance, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within net investment income, to components of realized and unrealized gain (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's Statement of Changes in Net Assets and the per share amounts in prior year Financial highlights. Prior year expense and net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased net investment income by $201,904, increased net realized loss on swap contracts by $154,809 and reduced net change in unrealized gain on swap contracts by $47,095 for the six months ended January 31, 2004, and increased net investment income by $34,885 and decreased change in net unrealized loss on swap contracts by $34,885 for the year ended July 31, 2003. Such reclassifications had no effect on the Fund's net asset value, either in total or per share, or its total increase in net assets from operations during any period.

Cash Flow Information: Cash, as used in the Statement of Cash Flows, is the amount reported as "Cash" in the Statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

3. Investment Advisory Agreements and Affiliated Transactions

Prior to August 2003, the Fund's investment adviser was Lend Lease Hyperion Capital Advisors, L.L.C. In August 2003, the Fund's investment adviser changed to Hyperion Capital Management, Inc., with whom the Fund has entered into an Investment Advisory Agreement. The Adviser is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.50% of the Fund's average weekly net assets. During the six months ended January 31, 2004, the Adviser earned $254,734 in investment advisory fees, of which the Adviser has waived $35,901 of its fee.

The Adviser has agreed to either waive or reimburse the ongoing expenses of the Fund to the extent that such expenses exceed 0.75% of average daily net assets per annum.

The Fund has entered into an Administration Agreement with Hyperion Capital Management, Inc. (the "Administrator"). The Administrator entered into a sub-administration agreement with State Street Bank and Trust Company (the "Sub-Administrator"). The Administrator and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Administrator a monthly fee at an annual rate of 0.15% of the Fund's average weekly net assets. During the six months ended January 31, 2004, the Administrator earned $76,420 in Administration fees. The Administrator is responsible for any fees due the Sub-Administrator.

Certain officers and/or directors of the Fund are officers and/or directors of the Advisor and/or the Administrator.



4. Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities and U.S. Government securities, for the six months ended January 31, 2004, were $21,318,053 and $36,808,483 respectively.

At January 31, 2004, the cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:


              Aggregate cost.................................................    $  120,643,251
                                                                                 ==============
              Gross unrealized appreciation..................................    $    6,198,426
              Gross unrealized depreciation..................................    $   (1,006,900)
                                                                                 --------------
              Net unrealized appreciation                                        $    5,191,526
                                                                                 ==============

5. Borrowings

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its Fundee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At January 31, 2004, the Fund had the following reverse repurchase agreements outstanding:


Face Value         Description                                                             Maturity Amount
-----------        -------------------------------------------------------------          ----------------
 $   3,575,000     Morgan Stanley, 1.67%, dated 12/18/03, maturity date 3/16/04          $      3,589,760
     4,333,000     JP Morgan Chase, 1.75%, dated 12/29/03, maturity date 2/24/04                4,345,006
     1,753,000     Greenwich Capital, 1.50%, dated 01/21/04, maturity date 2/25/04              1,755,557
     2,072,000     CS First Boston, 1.60%, dated 01/20/04, maturity date 2/17/04                2,074,579
     2,088,000     CS First Boston, 1.60%, dated 01/20/04, maturity date 2/17/04                2,090,598
     2,010,000     CS First Boston, 1.60%, dated 01/20/04, maturity date 2/17/04                2,012,501
     3,338,000     Bear Stearns, 1.70%, dated 01/13/04, maturity date 2/24/04                   3,344,620
     4,257,000     Bear Stearns, 1.70%, dated 01/13/04, maturity date 2/24/04                   4,265,443
-----------                                                                                 -------------
$23,426,000
===========
Maturity Amount, Including Interest Payable                                              $     23,478,064
                                                                                            -------------
Market Value of Assets Sold Under Agreements                                             $     31,652,028
                                                                                            -------------
Weighted Average Interest Rate                                                                      1.66%
                                                                                            -------------

The average daily balance of reverse repurchase agreements outstanding during the six months ended January 31, 2004, was approximately $32,621,620 at a weighted average interest rate of 1.65%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $39,147,656 as of December 11, 2003, which was 27.49% of total assets.

6. Capital Stock

There are 100 million shares of $0.001 par value common stock authorized. Of the 14,405,509 shares outstanding at January 31, 2004, the Adviser owned 21,767 shares.

7. Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the period, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

As of January 31, 2004, the following swap agreement was outstanding:

                                                                                          Net Unrealized
                                                                                            Appreciation/
Notional Amount  Expiration Date                      Description                          (Depreciation)
---------------  ---------------  ----------------------------------------------          ----------------
$15,000,000       06/18/13        Agreement with Goldman Sachs Capital Markets, LP,              $653,052
                                  dated 06/26/03 to pay semi-annually the notional amount
                                  multiplied by 3.853% and to receive quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA.



-----------------------------------------------------------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Information Concerning Directors and Officers  (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------


The following tables provide information concerning the directors and officers of the Hyperion Strategic Bond Fund, Inc. (the "Fund").

Name,Address            Position(s)Held          Principal Occupation(s)                                Number of Portfolios
and Age                 with Fund and            During Past 5 Years and                                in Fund Complex
                        Term of Office           Other Directorship Held by Director                    Overseen by Director
                        and Length of
                        Time Served
---------------------------------------------------------------------------------------------------------------------

Robert F. Birch         Director, Member of      Director   and/or  Trustee  of  several   investment           4
   c/o One Liberty      The Audit Committee      companies   advised   by  the   Advisor  or  by  its
   Plaza,                                        affiliates  (1998-Present);  Chairman and President,
   New York,                                     New  America   High   Income  Fund   (1992-Present);
   New York 10006-1404  Elected  Director since  Chairman  of the  Board  and  Co-Founder,  The China
                        May 2002                 Business  Group,  Inc.   (1996-Present);   Director,
   Age 67                                        Brandywine Funds (3) (2001 to Present).
Leo M. Walsh, Jr.       Director,                Director   and/or  Trustee  of  several   investment           5
                        Chairman   of  the       companies   advised   by  the   Advisor  or  by  its
   c/o One Liberty      Audit Committee          affiliates (1989-Present);  Financial Consultant for
   Plaza,                                        Medco Health Solutions Inc. (1994-2003).
   New York,            Elected Since
   New York 10006-1404  Fund's Inception

   Age 71
Harald R. Hansen        Director, Member        Chief  Executive  Officer of First Union National of            2
                        of the Audit            Georgia  in 1987.  Chairman  in 1989  held  position
   c/o One Liberty      Committee               until he retired in 1996.  Executive  Vice President
   Plaza,                                       in  charge  of the  General  Banking  Group of First
   New York,            Elected  Since          National  Bank  of  Georgia.   Director  of  Atlanta
   New York 10006-1404  Fund's Inception        Symphony,   Midtown   Alliance  and  U.S.   Disabled
                                                Athletes  Fund.  Trustee  and Vice  Chairman  of the
   Age 72                                       Board of  Oglethorpe  University;  President  of the
                                                Board of Trustees of Asheville  School and a Trustee
                                                of the Tull  Foundation.  Corporate Boards of Magnet
                                                Communication Inc. and Wachovia Corp.
Clifford E. Lai         Director and            President   (1998-Present)   and  Chief   Investment            5
                        Chairman of  the        Officer  (1993-2002)  of  the  Advisor;  Co-Chairman
   c/o One Liberty      Board                   (2003-Present) and Board of Managers  (1995-Present)
   Plaza,                                       Hyperion GMAC Capital  Advisors,  LLC (formerly Lend
   New York,            Elected Annually        Lease Hyperion Capital,  LLC);  President of several
   New York 10006-1404  Since October 2000      investment   companies   advised   by  the   Advisor
                                                (1995-Present).
   Age 50




-------------------------------------------------------------------------------
HYPERION STRATEGIC BOND FUND, INC.
Information Concerning Directors and Officers  (Unaudited)

-------------------------------------------------------------------------------


Officers of the Fund

Name,Address            Position(s)Held     Term of Office and        Principal Occupation(s) During Past 5 Years
and Age                 with Fund           Length of Time
                                            Served
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

John H. Dolan           President            Elected on September  23,   Chief Investment Strategist  (1998-Present)
                                             2003                        and Chief  Investment  Officer (since 2002)
   c/o One Liberty                                                       of Hyperion Capital Management.
   Plaza,
   New York,
   New York 10006-1404

   Age 50
Thomas F. Doodian       Treasurer            Elected Annually            Managing Director,  Chief Operating Officer
                                             Since Fund's Inception      (1998-Present)  and Director of Finance and
   c/o One Liberty                                                       Operations  of the Advisor  (1995-Present);
   Plaza,                                                                Treasurer of several  investment  companies
   New York,                                                             advised by the Advisor (1998-Present).
   New York 10006-1404

   Age 44
Joseph Tropeano         Secretary            Elected Annually            Director  and  Compliance  Officer  of  the
                                             Since Fund's Inception      Advisor   (1993-Present);   Secretary   and
   c/o One Liberty                                                       Compliance  Officer of  several  investment
   Plaza,                                                                companies    advised    by   the    Advisor
   New York,                                                             (1994-Present);  Secretary  and  Compliance
   New York 10006-1404                                                   Officer,  Hyperion  GMAC Capital  Advisors,
                                                                         LLC (formerly Lend Lease Hyperion  Capital,
   Age 42                                                                LLC)    (1995-Present);    Secretary    and
                                                                         Compliance  Officer of  Hyperion  Strategic
                                                                         Bond  Fund,   Inc.   (formerly  Lend  Lease
                                                                         Hyperion   High-Yield   CMBS  Fund,   Inc.)
                                                                         (1998-Present);   Assistant  Secretary  and
                                                                         Compliance   Officer,   AIG  Hyperion  Inc.
                                                                         (1994-2002);  Vice President and Compliance
                                                                         Officer,   Hyperion   Distributors,    Inc.
                                                                         (1994-1998).


The Fund's Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

-------------------------------------------------------------------------------
Officers & Directors



-------------------------------------------------------------------------------


John H. Dolan
President

Clifford E. Lai
Director and Chairman of the Board

Leo M. Walsh, Jr.*
Director

Harald R. Hansen*
Director

Robert F. Birch*
Director

Thomas F. Doodian
Treasurer and Assistant Secretary

Joseph Tropeano
Secretary and Assistant Treasurer







* Audit Committee Members

--------------------------------------------------------------------

                           [insert logo]


--------------------------------------------------------------------

The financial information included herein is taken from the records of the Fund without audit by the Fund's independent auditors, who do not express an opinion thereon.

This Report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund Shares.

                 Hyperion Strategic Bond Fund, Inc.
                         One Liberty Plaza
                      165 Broadway, 36th Floor
                      New York, NY 10006-1404

Item 2. Code of Ethics.

        The information required by this Item is only required in an annual report.

Item 3. Audit Committee Financial Expert.

        The information required by this Item is only required in an annual report.

Item 4. Principal Accountant Fees and Services.

        The information required by this Item is only required in an annual report.

Item 5. Audit Committee of Listed Registrants.

        Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        This Item is not applicable as the Registrant invested exclusively in non-voting securities during the period covered by this report.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

        Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

        Not applicable.

Item 10. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b) As of the date of filing this Form N-CSR, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) None.

     (2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

(3) None.

(b) Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION STRATEGIC BOND FUND, INC.


By:  /s/Clifford E. Lai
        ---------------------------
        Clifford E. Lai
        Principal Executive Officer

Date:  April 7, 2004

       Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/Clifford E. Lai
        ---------------------------
        Clifford E. Lai
        Principal Executive Officer

Date:  April 7, 2004

By:  /s/Thomas F. Doodian
        ---------------------------
        Thomas F. Doodian
        Treasurer and Principal Financial Officer

Date:  April 7, 2004